Condensed financial information of the parent company (unaudited)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company (unaudited)

Note 16 – Condensed financial information of the parent company (unaudited)

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for Infobird Co., Ltd, the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2020 and 2019.